SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Bank borrowings	$ 6,010	$ 5,050
Within 12 months	2,558	4,177
Over 1 year	3,452	873
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 4,272	$ 2,411
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Term of repayments	5 years	5 years
Annual interest rate	2.00%	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Term of repayments	15 years	15 years
Annual interest rate	3.70%	3.70%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 1,738	$ 2,639
Term of repayments	On demand